1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

STEPHEN H. BIER stephen.bier@dechert.com +1 212 698 3889 Direct +1 202 261 3092 Fax

March 18, 2016

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc.
File Nos. 333-09341 and 811-07739

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data files in XBRL that reflect the risk/return summary information for the Institutional Emerging Markets Portfolio – Class I, the Institutional Emerging Markets Portfolio – Class II, the Emerging Markets Portfolio – Advisor Class, the Emerging Markets Portfolio – Investor Class, the Frontier Emerging Markets Portfolio – Institutional Class and the Frontier Emerging Markets Portfolio – Investor Class included in the Registrant’s Prospectus dated February 29, 2016, filed pursuant to Rule 497 on March 7, 2016 (SEC Accession No. 0001193125-16-494672) and incorporated herein by reference.

Please direct any questions concerning the filing to the undersigned at 212.698.3889.

Very truly yours,

/s/ Stephen H. Bier
Stephen H. Bier